Current and Long-Term Debt - Schedule of debt rollforward by facility (Details) - USD ($)					1 Months Ended											12 Months Ended
	Sep. 01, 2017	Jun. 14, 2017	Nov. 17, 2014	Jun. 09, 2014	Oct. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	May 31, 2016	Mar. 31, 2016	Oct. 31, 2014	Jun. 30, 2014	Jun. 09, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																$ 1,882,681,000
Outstanding balance as of December 31, 2017																2,767,193,000	$ 1,882,681,000
Release of restricted cash																2,279,000	0	$ 0
K-Sure Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																314,000,000
Repayments																(30,600,000)
Outstanding balance as of December 31, 2017																239,900,000	314,000,000
KEXIM Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																366,600,000
Outstanding balance as of December 31, 2017																333,000,000	366,600,000
Credit Suisse Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016
Outstanding balance as of December 31, 2017																53,500,000.0
ABN AMRO Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																126,400,000
Repayments																(9,000,000)
Outstanding balance as of December 31, 2017																113,300,000	126,400,000
ING Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016											$ 26,500,000					124,300,000
Outstanding balance as of December 31, 2017																109,800,000	124,300,000
BNP Paribas Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																32,200,000
Repayments																(2,900,000)
Outstanding balance as of December 31, 2017																42,600,000	32,200,000
Scotiabank Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																32,200,000
Outstanding balance as of December 31, 2017																28,900,000	32,200,000
NIBC Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																39,800,000
Outstanding balance as of December 31, 2017																34,700,000	39,800,000
2016 Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																281,200,000
Outstanding balance as of December 31, 2017																196,000,000	281,200,000
DVB 2016 Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Repayments								$ (86,800,000)
2017 Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016
Outstanding balance as of December 31, 2017																141,800,000
HSH Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016
Drawdowns										$ 31,100,000
Outstanding balance as of December 31, 2017																15,400,000
DVB 2017 Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016
Drawdowns								81,400,000
Outstanding balance as of December 31, 2017																78,400,000
Credit Agricole Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2017							$ 103,900,000
ABN / K-Sure Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016
Outstanding balance as of December 31, 2017																49,900,000
Citi / K-Sure Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016
Outstanding balance as of December 31, 2017																104,100,000
Ocean Yield Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016
Outstanding balance as of December 31, 2017																169,000,000
CMBFL Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016
Outstanding balance as of December 31, 2017																65,900,000
BCFL Lease Financing (LR2s) [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016
Outstanding balance as of December 31, 2017																104,200,000
CSSC Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016
Repayments						$ (10,900,000)
Outstanding balance as of December 31, 2017																270,000,000
BCFL Lease Financing (MRs) [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016
Drawdowns					$ 22,200,000
Outstanding balance as of December 31, 2017																109,200,000
Unsecured Senior Notes Due 2020 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																53,750,000
Drawdowns				$ 3,750,000											$ 51,800,000
Outstanding balance as of December 31, 2017																53,750,000	53,750,000
Unsecured Senior Notes Due 2017 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																51,750,000
Drawdowns			$ 6,750,000										$ 49,900,000
Repayments					$ (45,500,000)			(6,300,000)
Outstanding balance as of December 31, 2017																	51,750,000
Unsecured Senior Notes Due 2019 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016
Drawdowns								$ 7,500,000	$ 55,300,000
Outstanding balance as of December 31, 2017																57,500,000
Convertible Notes [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																316,500,000
Drawdowns														$ 349,000,000
Repayments											$ (4,200,000)	$ (4,200,000)
Outstanding balance as of December 31, 2017														$ 298,700,000		328,700,000	316,500,000
Gross carrying amount [member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																1,920,086,000
Drawdowns																525,642,000
Debt assumed from NPTI																907,375,000
Repayments																(546,296,000)
Other Activity																(3,367,000)
Outstanding balance as of December 31, 2017																2,803,440,000	1,920,086,000
Gross carrying amount [member] | 2011 Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																93,041,000
Drawdowns																0
Debt assumed from NPTI																0
Repayments																(93,041,000)
Other Activity																0
Outstanding balance as of December 31, 2017																0	93,041,000
Gross carrying amount [member] | K-Sure Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																314,032,000
Drawdowns																0
Debt assumed from NPTI																0
Repayments																(74,113,000)
Other Activity																0
Outstanding balance as of December 31, 2017																239,919,000	314,032,000
Gross carrying amount [member] | KEXIM Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																366,600,000
Drawdowns																0
Debt assumed from NPTI																0
Repayments																(33,650,000)
Other Activity																0
Outstanding balance as of December 31, 2017																332,950,000	366,600,000
Gross carrying amount [member] | Credit Suisse Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																0
Drawdowns																58,350,000
Debt assumed from NPTI																0
Repayments																(4,862,000)
Other Activity																0
Outstanding balance as of December 31, 2017																53,488,000	0
Gross carrying amount [member] | ABN AMRO Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																126,350,000
Drawdowns																0
Debt assumed from NPTI																0
Repayments																(13,038,000)
Other Activity																0
Outstanding balance as of December 31, 2017																113,312,000	126,350,000
Gross carrying amount [member] | ING Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																124,290,000
Drawdowns																0
Debt assumed from NPTI																0
Repayments																(14,446,000)
Other Activity																0
Outstanding balance as of December 31, 2017																109,844,000	124,290,000
Gross carrying amount [member] | BNP Paribas Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																32,200,000
Drawdowns																40,825,000
Debt assumed from NPTI																0
Repayments																(30,475,000)
Other Activity																0
Outstanding balance as of December 31, 2017																42,550,000	32,200,000
Gross carrying amount [member] | Scotiabank Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																32,190,000
Drawdowns																0
Debt assumed from NPTI																0
Repayments																(3,330,000)
Other Activity																0
Outstanding balance as of December 31, 2017																28,860,000	32,190,000
Gross carrying amount [member] | NIBC Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																39,817,000
Drawdowns																0
Debt assumed from NPTI																0
Repayments																(5,105,000)
Other Activity																0
Outstanding balance as of December 31, 2017																34,712,000	39,817,000
Gross carrying amount [member] | 2016 Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																281,184,000
Drawdowns																0
Debt assumed from NPTI																0
Repayments																(85,205,000)
Other Activity																0
Outstanding balance as of December 31, 2017																195,979,000	281,184,000
Gross carrying amount [member] | DVB 2016 Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																88,375,000
Drawdowns																0
Debt assumed from NPTI																0
Repayments																(88,375,000)
Other Activity																0
Outstanding balance as of December 31, 2017																0	88,375,000
Gross carrying amount [member] | 2017 Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																0
Drawdowns																145,500,000
Debt assumed from NPTI																0
Repayments																(3,686,000)
Other Activity																0
Outstanding balance as of December 31, 2017																141,814,000	0
Gross carrying amount [member] | HSH Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																0
Drawdowns																31,125,000
Debt assumed from NPTI																0
Repayments																(15,709,000)
Other Activity																0
Outstanding balance as of December 31, 2017																15,416,000	0
Gross carrying amount [member] | DVB 2017 Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																0
Drawdowns																81,400,000
Debt assumed from NPTI																0
Repayments																(2,960,000)
Other Activity																0
Outstanding balance as of December 31, 2017																78,440,000	0
Gross carrying amount [member] | Credit Agricole Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																0
Drawdowns																0
Debt assumed from NPTI																113,856,000
Repayments																(4,284,000)
Other Activity																(5,658,000)
Outstanding balance as of December 31, 2017																103,914,000	0
Gross carrying amount [member] | ABN / K-Sure Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																0
Drawdowns																0
Debt assumed from NPTI																51,568,000
Repayments																(1,926,000)
Other Activity																266,000
Outstanding balance as of December 31, 2017																49,908,000	0
Gross carrying amount [member] | Citi / K-Sure Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																0
Drawdowns																0
Debt assumed from NPTI																107,584,000
Repayments																(4,208,000)
Other Activity																676,000
Outstanding balance as of December 31, 2017																104,052,000	0
Gross carrying amount [member] | Ocean Yield Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																0
Drawdowns																0
Debt assumed from NPTI																172,406,000
Repayments																(3,459,000)
Other Activity																69,000
Outstanding balance as of December 31, 2017																169,016,000	0
Gross carrying amount [member] | CMBFL Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																0
Drawdowns																0
Debt assumed from NPTI																68,304,000
Repayments																(2,454,000)
Other Activity																65,000
Outstanding balance as of December 31, 2017																65,915,000	0
Gross carrying amount [member] | BCFL Lease Financing (LR2s) [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																0
Drawdowns																0
Debt assumed from NPTI																106,423,000
Repayments																(2,439,000)
Other Activity																203,000
Outstanding balance as of December 31, 2017																104,187,000	0
Gross carrying amount [member] | CSSC Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																0
Drawdowns																0
Debt assumed from NPTI																287,234,000
Repayments																(6,071,000)
Other Activity																(11,198,000)
Outstanding balance as of December 31, 2017																269,965,000	0
Gross carrying amount [member] | BCFL Lease Financing (MRs) [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																0
Drawdowns																110,942,000
Debt assumed from NPTI																0
Repayments																(1,710,000)
Other Activity																0
Outstanding balance as of December 31, 2017																109,232,000	0
Gross carrying amount [member] | Unsecured Senior Notes Due 2020 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																53,750,000
Drawdowns																0
Debt assumed from NPTI																0
Repayments																0
Other Activity																0
Outstanding balance as of December 31, 2017																53,750,000	53,750,000
Gross carrying amount [member] | Unsecured Senior Notes Due 2017 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																51,750,000
Drawdowns																0
Debt assumed from NPTI																0
Repayments																(51,750,000)
Other Activity																0
Outstanding balance as of December 31, 2017																0	51,750,000
Gross carrying amount [member] | Unsecured Senior Notes Due 2019 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																0
Drawdowns																57,500,000
Debt assumed from NPTI																0
Repayments																0
Other Activity																0
Outstanding balance as of December 31, 2017																57,500,000	0
Gross carrying amount [member] | Convertible Notes [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Outstanding balance as of December 31, 2016																316,507,000
Drawdowns																0
Debt assumed from NPTI																0
Repayments																0
Other Activity																12,210,000
Outstanding balance as of December 31, 2017																$ 328,717,000	$ 316,507,000
NPTI Vessel Acquisition [Member] | Credit Agricole Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Release of restricted cash		$ 6,100,000
NPTI September Closing [Member] | CSSC Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Release of restricted cash	$ 10,900,000